Other income by function	12 Months Ended
Dec. 31, 2018
Disclosure of other income by function [Abstract]
Disclosure Of Other Income By Function Explanatory [Text Block]
Note 30
Other incomes by function

Other income by function is detailed as follows:

	For the years ended as of December 31,
Other incomes by function	2018	2017	2016
	ThCh $	ThCh $	ThCh $
Sales of fixed assets	2,464,820	1,641,317	2,605,720
Lease expense	266,335	535,555	382,934
Sale of glass	731,111	1,334,123	549,787
Claims recovery	831,230	761,290	589,396
Advance term license (1)	213,400,487	-	-
Other	10,761,071	2,445,617	1,016,317
Total	228,455,054	6,717,902	5,144,154

(1)	See brands in Note 1 – General information, letter C) .